Goodwill and Other Intangible Assets - Useful lives of Other Amortized Intangible Assets (Detail) - Top of range	12 Months Ended
Dec. 31, 2025
Software
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	10 years
Customer- related intangible assets
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	15 years
Other
Disclosure of detailed information about intangible assets [line items]
Useful lives in years	20 years